Income Taxes and Duties - Summary of Principal Factors Generating Deferred Income Tax (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 23, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Deferred income tax liability:
Total deferred income tax liability	$ (162,331)	$ (3,341,350)		$ (3,412,114)
PEMEX [member]
Deferred income tax asset:
Provisions		11,032,260		8,919,555	$ 8,880,184
Employee benefits provision		61,711,054		71,640,981	68,290,356
Advance payments from clients		176,967		188,283	305,000
Accrued liabilities		2,676,964		1,681,362	2,101,011
Reserve due to depreciation of inventories				0	189,751
Non-recoverable accounts receivable		24,890		102,435	709,328
Derivative financial instruments		10,746		41,735	136,260
Wells, pipelines, properties and equipment		5,452,609		5,151,623	8,071,570
Tax loss carry-forwards		8,468,185		12,427,658	38,427,643
Total deferred income tax asset		89,553,675		100,153,632	127,111,103
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		(1,191,034)		(1,101,832)	(1,614,704)
Other		(2,150,316)		(2,310,282)	(2,062,031)
Total deferred income tax liability		(3,341,350)		(3,412,114)	(3,676,735)
Net, deferred DUC asset		$ 86,212,325		96,741,518	$ 123,434,368
PEMEX [member] | Recognized in profit and loss [member]
Deferred income tax asset:
Provisions			$ 2,112,705	39,371
Employee benefits provision			3,652,157	4,451,358
Advance payments from clients			(11,316)	(116,717)
Accrued liabilities			995,602	(419,649)
Reserve due to depreciation of inventories				(189,751)
Non-recoverable accounts receivable			(77,545)	(606,893)
Derivative financial instruments			(30,989)	(94,525)
Wells, pipelines, properties and equipment			300,986	(2,919,947)
Tax loss carry-forwards			(3,959,473)	(25,999,985)
Total deferred income tax asset			2,982,127	(25,856,738)
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment			(89,202)	512,872
Other			159,966	(248,251)
Total deferred income tax liability			70,764	264,621
Net, deferred DUC asset			3,052,891	(25,592,117)
PEMEX [member] | Recognized in OCI and equity [member]
Deferred income tax asset:
Provisions			0
Employee benefits provision			(13,582,084)	(1,100,733)
Advance payments from clients			0
Accrued liabilities			0
Non-recoverable accounts receivable			0
Derivative financial instruments			0
Wells, pipelines, properties and equipment			0
Tax loss carry-forwards			0
Total deferred income tax asset			(13,582,084)	(1,100,733)
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment			0
Other			0
Total deferred income tax liability			0
Net, deferred DUC asset			$ (13,582,084)	$ (1,100,733)